Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 501	$ 638	$ 736
Cost and operating expenses	(1,847)	(1,367)	(964)
Financial result	194	(443)	161
Companhia Siderurgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			93
Alianca Geracao De Energia SA [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(63)	(63)	(126)
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(36)	(308)	(227)
Financial result	(36)	(26)	(38)
Mrs Logistica S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(459)	(429)	(453)
Norte Energia S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(70)	(66)	(107)
Vale Oman Distribution Center [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(277)	(63)
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	320	359	321
Cost and operating expenses	(49)	(26)	(29)
Financial result	(5)	(2)	(3)
PTVI [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(641)	(397)
Anglo American [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(235)
Financial result	13
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	26	29	32
Cost and operating expenses	(1)	(11)	(11)
Financial result			1
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	346	388	446
Cost and operating expenses	(1,831)	(1,363)	(953)
Financial result	(28)	(28)	(40)
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Financial result	213	(416)	201
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	147	247	280
Cosan [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	8	3	10
Cost and operating expenses	(16)	(4)	(11)
Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Financial result	9	1
Major Shareholders [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	155	250	290
Cost and operating expenses	(16)	(4)	(11)
Financial result	$ 222	$ (415)	$ 201